Summary of Significant Accounting Policies - Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2014
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Estimated useful lives of Property and equipment	5 years
Hosting Equipment
Property Plant And Equipment [Line Items]
Estimated useful lives of Property and equipment	3 years
Computer Equipment and Software
Property Plant And Equipment [Line Items]
Estimated useful lives of Property and equipment	3 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Estimated useful lives of Property and equipment	Shorter of the lease term or estimated useful life